INSURANCE AND REINSURANCE RESULT, Onerous and Non-onerous Contracts (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	S/ 609,754	S/ 1,154,977
Risk Adjustment for Non-financial Risk [Member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	7,172	(106,460)
Total [Member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	31,136	20,474	S/ 14,491
Total [Member] | Insurance Acquisition Cash Flows [Member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	156,200	106,243	86,299
Total [Member] | Claims and Other Directly Attributable Expenses [Member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	1,331,766	794,420	633,888
Total [Member] | Estimates of the Present Value of Future Inflows [Member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	(1,590,161)	(994,790)	(836,194)
Total [Member] | Risk Adjustment for Non-financial Risk [Member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	9,628	8,138	10,131
Total [Member] | CSM [Member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	123,703	106,463	120,367
Onerous Contracts [Member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	31,136	20,474	14,491
Onerous Contracts [Member] | Insurance Acquisition Cash Flows [Member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	27,948	21,123	14,022
Onerous Contracts [Member] | Claims and Other Directly Attributable Expenses [Member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	445,384	135,905	165,170
Onerous Contracts [Member] | Estimates of the Present Value of Future Inflows [Member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	(446,274)	(138,467)	(167,263)
Onerous Contracts [Member] | Risk Adjustment for Non-financial Risk [Member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	4,078	1,913	2,562
Onerous Contracts [Member] | CSM [Member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	0	0	0
Non-onerous Contracts [Member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	0	0	0
Non-onerous Contracts [Member] | Insurance Acquisition Cash Flows [Member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	128,252	85,120	72,277
Non-onerous Contracts [Member] | Claims and Other Directly Attributable Expenses [Member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	886,382	658,515	468,718
Non-onerous Contracts [Member] | Estimates of the Present Value of Future Inflows [Member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	(1,143,887)	(856,323)	(668,931)
Non-onerous Contracts [Member] | Risk Adjustment for Non-financial Risk [Member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	5,550	6,225	7,569
Non-onerous Contracts [Member] | CSM [Member]
Impact of new business for onerous and non-onerous contracts [Abstract]
Impact on provisions for contracts recognized in the period	S/ 123,703	S/ 106,463	S/ 120,367